INCOME TAX AND DEFERRED TAX	12 Months Ended
Dec. 31, 2025
INCOME TAX AND DEFERRED TAX [Abstract]
INCOME TAX AND DEFERRED TAX
14.	INCOME TAX AND DEFERRED TAX

Tax adjustment for inflation

Law No. 27,468 establishes that in the net taxable income of the periods beginning on or after January 1, 2018, the adjustment for inflation obtained by the application of the income tax law may be deducted or incorporated into the tax result for the fiscal year. This adjustment will proceed only if the percentage variation in the IPC, will accumulate (a) a percentage higher than 100% in the 36 months prior to the end of the year, or (b) regarding the first, second and third fiscal year that starts from its effective date, an accumulated variation of the IPC that exceeds 55%, 30% or 15% of said 100%, respectively.

For the fiscal years ended December 31, 2025, 2024 and 2023, the CPI has exceeded the 100% threshold mentioned above, so the Company has measured the tax charge to earnings for the years ended December 31, 2025, 2024 and 2023 considering the application of the adjustment for fiscal inflation.

According to the Solidarity Law, the positive or negative result generated by the application of the inflation adjustment corresponding to the first and second fiscal year beginning on January 1, 2019 will be charged in a sixth in that fiscal period and the five sixths remaining in equal parts in the following 5 fiscal periods. As of January 1, 2021, 100% of the adjustment may be deducted/taxed in the year in which the effect is determined.

On November 16, 2022, the Senate of the Nation approved the 2023 budget bill under Law No. 27,701, which already had half a sanction from the Chamber of Deputies.

The 2023 budget law incorporates article 195 to the income tax law establishing that in the event that the adjustment for tax inflation is applicable and a positive adjustment (profits) arises from it, the first and second fiscal years starting on 1 January 2022 inclusive, they may allocate 1/3 in that fiscal period and the remaining 2/3, in equal parts, in the 2 immediately following fiscal periods. For the deferral to be appropriate, it will be necessary for companies to make an investment in the purchase, construction, manufacture, processing or definitive import of fixed assets (except automobiles), during each of the 2 fiscal periods immediately following that of the calculation of the first third of the period in question, for an amount equal to or greater than $30,000,000,000.

As of December 31, 2023, the Company projected investments in PPE in accordance with the requirements mentioned above, determining that the amounts exceed what is established by law.

Adjustment of acquisitions and investments made in fiscal years beginning on or after January 1, 2018

A cost adjustment mechanism is established for assets acquired or investments made in fiscal years beginning on or after January 1, 2018. The adjustment will be made based on the percentage variations of the WPI.

Deferred tax

The detail of the income tax charge for the years ended December 31, 2025, 2024 and 2023 is as follows:

	2025	2024	2023
Current income tax	(217,789,507)	(286,035,776)	(4,604,176)
Deferred income tax	(5,393,445)	7,232,018	(52,998,036)
Total income tax	(223,182,952)	(278,803,758)	(57,602,212)

The analysis of deferred tax assets and liabilities is as follows:

	2025	2024
Deferred tax assets:
Deferred tax assets to be recovered after more than 12 months	20,578,418	26,755,838
Deferred tax assets to be recovered after 12 months	13,595,625	18,468,967
Deferred tax liabilities:
Deferred tax liabilities taxable after more than 12 months	(247,311,283)	(255,851,636)
Deferred tax liabilities taxable after 12 months	(27,328,718)	(24,445,682)
Deferred tax liabilities, net	(240,465,958)	(235,072,513)

The components of deferred tax assets and liabilities as of December 31, 2025, 2024 and 2023 is as follows:

Deferred tax assets	Provisions for legal claims and other provisions	Financial leases	Contract liabilities	Tax loss carryforward	Tax inflation adjustment	Financial assets at fair value through profit or loss	Other receivables	Total
As of December 31, 2022	5,726,523	12,890,474	24,589,415	-	112,053	1,637,983	-	44,956,448
Charge in results	(3,245,404)	3,759,546	(17,760,278)	4,020,329	(90,348)	6,159,037	10,287,738	3,130,620
As of December 31, 2023	2,481,119	16,650,020	6,829,137	4,020,329	21,705	7,797,020	10,287,738	48,087,068
Charge in results	(2,029,440)	(10,214,643)	18,697,468	(4,020,329)	(18,302)	2,391,897	(7,668,914)	(2,862,263)
As of December 31, 2024	451,679	6,435,377	25,526,605	-	3,403	10,188,917	2,618,824	45,224,805
Charge in results	433,280	(3,391,231)	(4,062,555)	-	(3,403)	(1,374,956)	(2,651,897)	(11,050,762)
As of December 31, 2025	884,959	3,044,146	21,464,050	-	-	8,813,961	(33,073)	34,174,043

Deferred tax liabilities	Other receivables	Loans	Property, Plant and Equipment	Cash and cash equivalents	Inventories	Tax inflation adjustment	Total
As of December 31, 2022	(1,065,046)	(1,248,796)	(203,594,427)	(3,803,800)	(1,069,232)	(23,481,642)	(234,262,943)
Charge in results	1,065,046	167,252	(19,606,247)	(11,528,531)	(2,423,616)	(23,802,560)	(56,128,656)
As of December 31, 2023	-	(1,081,544)	(223,200,674)	(15,332,331)	(3,492,848)	(47,284,202)	(290,391,599)
Charge in results	-	(3,585,161)	(22,715,520)	(3,685,230)	2,731,432	37,348,760	10,094,281
As of December 31, 2024	-	(4,666,705)	(245,916,194)	(19,017,561)	(761,416)	(9,935,442)	(280,297,318)
Charge in results	-	(7,163,900)	(1,395,089)	4,745,542	(464,678)	9,935,442	5,657,317
As of December 31, 2025	-	(11,830,605)	(247,311,283)	(14,272,019)	(1,226,094)	-	(274,640,001)

Below is a reconciliation between the income tax charged to results for the years ended December 31, 2025, 2024 and 2023 and that which would result from applying the current tax rate on net income before income tax for the exercise:

	2025	2024	2023
Pre tax income	644,043,098	765,749,247	124,973,223
Statutory income tax rate	35%	35%	35%
Pre tax loss at statutory income tax rate	(225,415,084)	(268,012,236)	(43,740,628)
Tax effects due to:
- Adjustment affidavit previous year	83,943	(317,610)	(411,667)
- Tax inflation adjustment and restatement by inflation	(4,471,112)	(14,761,957)	(13,239,169)
- Others	6,619,301	4,288,045	(210,748)
Total income tax	(223,182,952)	(278,803,758)	(57,602,212)